Commitments and Contingencies - Summary of Purchase Obligation, Fiscal Year Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Purchase Obligation, Fiscal Year Maturity [Abstract]
Three months ending December 31, 2023	$ 12,216
Year ending December 31, 2024	3,567	$ 20,849
Year ending December 31, 2025	1,475	1,844
Year ending December 31, 2026	100	1,385
Year ending December 31, 2027	75	100
Thereafter	75	150
Purchase Obligation	$ 17,508	$ 24,328